Organization and Basis of Presentation (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Dec. 26, 2005
Entity Incorporation, State Country Name	Colorado
Stock Split	3.7 to 1 forward stock split
Net loss	$ (1,557,796)	$ (1,566,232)
Cash flows from operations	(821,304)	(1,389,300)
Working capital deficit	(135,938)
Stockholders' deficit	$ (355,626)	$ 71,904	$ (511,546)